Revenue from Contracts with Customers (Tables)	12 Months Ended
Oct. 31, 2021
Revenue from Contracts with Customers.
Schedule of revenue from contracts with customers

For the year ended October 31	2021	2020	2021	2020	2021	2020	2021	2020
	Retail	Retail	Wholesale	Wholesale	Corporate	Corporate	Total	Total
							$	$
Primary geographical markets (i)
Canada	147,080	64,406	3,302	3,596	87	373	150,469	68,375
USA	25,845	9,940	3,889	4,315	-	-	29,734	14,255
International	920	635	-	-	-	-	920	635
Total revenue	173,845	74,981	7,191	7,911	87	373	181,123	83,265

Major products and services
Cannabis and CBD	132,788	58,320	-	-	-	-	132,788	58,320
Consumption accessories	26,798	13,554	7,139	7,541	-	-	33,937	21,095
Data analytics services	12,202	2,185	-	-	-	-	12,202	2,185
Other revenue	2,057	922	52	370	87	373	2,196	1,665
Total revenue	173,845	74,981	7,191	7,911	87	373	181,123	83,265

Timing of revenue recognition
Transferred at a point in time	173,845	74,981	7,191	7,911	87	373	181,123	83,265
Total revenue	173,845	74,981	7,191	7,911	87	373	181,123	83,265

(i)	Represents revenue based on geographical locations of the customers who have contributed to the revenue generated in the applicable segment.